Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.
Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2022	2023
	(in US$ thousands)
Cost:
Network equipment	$27,369	$27,298
Leasehold improvements	3,784	4,408
Electronic equipment	3,706	3,026
Furniture, computers and office equipment	1,057	1,041
Self-developed software	830	863
Total cost	36,746	36,636
Less: accumulated depreciation	(25,125)	(31,366)
Capitalized internal-use software development costs	91	42
Construction in progress	1,234	17,396
Property and equipment, net	$12,946	$22,708

Depreciation expense recognized for the years ended December 31, 2021, 2022 and 2023 were US$8.3 million, US$9.5 million and US$7.1 million, respectively.

Construction in progress primarily represents the construction of headquarter building. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when it is ready for intended use, at which time depreciation commences.